LOANS (Details 1) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Loans collectively evaluated for impairment, Recorded investment in loans	$ 181,032	$ 181,603
Loans collectively evaluated for impairment, Ending allowance attributed to loans	578	509
Loans collectively evaluated for impairment, Unallocated allowance	200	200
Loans collectively evaluated for impairment, Total allowance	778	709
Loans Receivable, Recorded Investment	183,789	183,827
Total Ending allowance attributed to loans	675	564
Total Unallocated Allowance	200	200
Total allowance	875	764	1,535
Commercial Real Estate [Member]
Loans collectively evaluated for impairment, Recorded investment in loans	11,098	12,211
Loans collectively evaluated for impairment, Ending allowance attributed to loans	35	34
Loans collectively evaluated for impairment, Unallocated allowance	0	0
Loans collectively evaluated for impairment, Total allowance	35	34
Loans Receivable, Recorded Investment	11,098	12,211
Total allowance	35	36	36
Loans On Deposits [Member]
Loans collectively evaluated for impairment, Recorded investment in loans	2,281	2,405
Loans collectively evaluated for impairment, Ending allowance attributed to loans	7	7
Loans collectively evaluated for impairment, Unallocated allowance	0	0
Loans collectively evaluated for impairment, Total allowance	7	7
Loans Receivable, Recorded Investment	2,281	2,405
Total allowance	7	8	8
Consumer and Other Loan [Member]
Loans collectively evaluated for impairment, Recorded investment in loans	4,865	4,824
Loans collectively evaluated for impairment, Ending allowance attributed to loans	16	13
Loans collectively evaluated for impairment, Unallocated allowance	0	0
Loans collectively evaluated for impairment, Total allowance	16	13
Loans Receivable, Recorded Investment	4,865	4,824
Total allowance	16	14	14
Unallocated Loans [Member]
Loans collectively evaluated for impairment, Recorded investment in loans	0	0
Loans collectively evaluated for impairment, Ending allowance attributed to loans	0	0
Loans collectively evaluated for impairment, Unallocated allowance	200	200
Loans collectively evaluated for impairment, Total allowance	200	200
Total allowance	200	200	200
Residential Real Estate One To Four Family [Member]
Loans individually evaluated for impairment, Recorded investment in loans	2,757	2,224
Loans individually evaluated for impairment, Ending allowance attributed to loans	97	55
Loans individually evaluated for impairment, Unallocated allowance	0	0
Loans individually evaluated for impairment, Total allowance	97	55
Loans collectively evaluated for impairment, Recorded investment in loans	146,329	156,597
Loans collectively evaluated for impairment, Ending allowance attributed to loans	468	439
Loans collectively evaluated for impairment, Unallocated allowance	0	0
Loans collectively evaluated for impairment, Total allowance	468	439
Loans Receivable, Recorded Investment	149,086	158,821
Total allowance	565	490	1,261
Residential Real Estate Multi Family [Member]
Loans collectively evaluated for impairment, Recorded investment in loans	15,495	4,504
Loans collectively evaluated for impairment, Ending allowance attributed to loans	49	13
Loans collectively evaluated for impairment, Unallocated allowance	0	0
Loans collectively evaluated for impairment, Total allowance	49	13
Loans Receivable, Recorded Investment	15,495	4,504
Total allowance	49	11	11
Residential Real Estate Construction [Member]
Loans collectively evaluated for impairment, Recorded investment in loans	964	1,062
Loans collectively evaluated for impairment, Ending allowance attributed to loans	3	3
Loans collectively evaluated for impairment, Unallocated allowance	0	0
Loans collectively evaluated for impairment, Total allowance	3	3
Loans Receivable, Recorded Investment	964	1,062
Total allowance	$ 3	$ 5	$ 5